SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment: [X]; Amendment Number: 0001475150-12-000003
         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: 028-13637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        August 9, 2012
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:          39
                                        -------------

Form 13F Information Table Value Totals     $ 433,805
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
				MARKET
	TITLE OF		Market	VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
APPLIED MATERIALS INC COM	COM	038222105	10026850	10027	876090	SH		SOLE		0	0	876090
AT&T INC COM	COM	00206R102	11908300	11908	333940	SH		SOLE		0	0	333940
BARRICK GOLD CORP COM	COM	067901108	4158999	4159	110700	SH		SOLE		0	0	110700
BRISTOL-MYERS SQUIBB CM	COM	110122108	13828168	13828	384650	SH		SOLE		0	0	384650
CHEVRON CORP COM	COM	166764100	12479595	12480	118290	SH		SOLE		0	0	118290
CHUBB CORP COM	COM	171232101	12656116	12656	173800	SH		SOLE		0	0	173800
CISCO SYSTEMS INC COM	COM	17275R102	319362	319	18600	SH		SOLE		0	0	18600
CME GROUP INC COM	COM	12572Q105	6218543	6219	23194	SH		SOLE		0	0	23194
CONOCOPHILLIPS CORP COM	COM	20825C104	10204806	10205	182620	SH		SOLE		0	0	182620
CORNING INC CM	COM	219350105	6073221	6073	469700	SH		SOLE		0	0	469700
COVIDIEN PLC COM	COM	G2554F113	10975525	10976	205150	SH		SOLE		0	0	205150
ELI LILLY & CO COM	COM	532457108	257460	257	6000	SH		SOLE		0	0	6000
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	3084444	3084	193019	SH		SOLE		0	0	193019
FRANCE TELECOM SA ADR	ADR	35177Q105	192717	193	14700	SH		SOLE		0	0	14700
GILEAD SCIENCES INC COM	COM	375558103	3170745	3171	61832	SH		SOLE		0	0	61832
HEINZ H J CO COM	COM	423074103	280601	281	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	12068699	12069	216130	SH		SOLE		0	0	216130
HUNTINGTON BANCSHARES INC COM	COM	446150401	2775612	2776	2422	SH		SOLE		0	0	2422
INTEL CORP COM	COM	458140100	11811120	11811	443194	SH		SOLE		0	0	443194
ISHARES MSCI EMERGING MKTS	ETF	464287234	3212396	3212	82085	SH		SOLE		0	0	82085
MEDTRONIC INC COM	COM	585055106	377618	378	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2639340	2639	129000	SH		SOLE		0	0	129000
NORFOLK SOUTHERN CORP COM	COM	655844108	12649032	12649	176244	SH		SOLE		0	0	176244
ONEOK INC CM (NEW)	COM	682680103	3350952	3351	79200	SH		SOLE		0	0	79200
PEPSICO INC COM	COM	713448108	11211622	11212	158670	SH		SOLE		0	0	158670
PHILLIPS 66 COM	COM	718546104	3035144	3035	91310	SH		SOLE		0	0	91310
PNC FINL CORP COM	COM	693475105	4254112	4254	69614	SH		SOLE		0	0	69614
PROCTER GAMBLE CO COM	COM	742718109	193193525	193194	3154180	SH		SOLE		0	0	3154180
ROYAL DUTCH SHELL PLC ADR CLASS A	ADR	780259206	236364	236	3505.327	SH		SOLE		0	0	3505.327
RPM INTERNATIONAL INC COM	COM	749685103	780640	781	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	4547814	4548	60220	SH		SOLE		0	0	60220
SOUTHERN COPPER CORP COM	COM	84265V105	9556573	9557	303287	SH		SOLE		0	0	303287
ST JUDE MED INC COM	COM	790849103	8530523	8531	213744	SH		SOLE		0	0	213744
TELEFLEX INC COM	COM	879369106	207094	207	3400	SH		SOLE		0	0	3400
TIME WARNER INC COM	COM	887317303	11665924	11654	303011	SH		SOLE		0	0	303011
TITANIUM METALS CORP. COM	COM	888339207	4657401	4648	411795	SH		SOLE		0	0	411795
TORONTO DOMINION BK ONT COM NEW	COM	891160509	10418671	10388	133180	SH		SOLE		0	0	133180
VANGUARD FUNDS MSCI EMERGING MARKETS ETF	ETF	922042858	5163428	5143	129312	SH		SOLE		0	0	129312
WELLS FARGO COMPANY COM	COM	949746101	11756835	11698	351580	SH		SOLE		0	0	351580




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